Interest expense (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Interest Expense

	Year ended	Year ended	Year ended
(in millions of $ )	December 31, 2025	December 31, 2024	December 31, 2023
Interest expense, gross	(51.4)	(48.6)	(21.4)
Capitalized interest on newbuildings	—	2.0	7.8
Interest expense, net of amounts capitalized	(51.4)	(46.6)	(13.6)